Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 303,077	$ 237,087
Fair value of plan assets	190,084	148,912
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	267,400	210,511
Fair value of plan assets	$ 190,084	$ 148,912